Noncontrolling Interests - Additional Information (Details) - Symmetry ML Holdings [Member]	Mar. 04, 2020	Dec. 31, 2020	Sep. 30, 2020
Class B Equity Interests [Member]
Noncontrolling Interest [Line Items]
Percentage Of Equity Interest Offered To Employees	50.00%
Ownership percentage by non controlling interests		30.00%	38.00%
Contribution And Exchange Agreement [Member]
Noncontrolling Interest [Line Items]
Percentage of ownership interest in limited liability company	100.00%